Employee benefit plans - Estimated Future Contributions (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Pension plans
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2023	$ 0
Estimated benefit payments by year:
2023	7,300
2024	7,200
2025	7,100
2026	7,100
2027	7,700
2028-2032	36,000
Post- retirement medical benefit plan
Defined Benefit Plan Disclosure [Line Items]
Estimated Bank contributions for the full year ending December 31, 2023	5,044
Estimated benefit payments by year:
2023	5,044
2024	5,286
2025	5,536
2026	5,786
2027	5,999
2028-2032	$ 32,319